FINANCIAL INSTRUMENTS - Level 3 Rollforward (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financial assets
Balance, beginning of year	$ 7,070
Changes in fair value measurement, assets [abstract]
Balance, end of year	9,805	$ 7,070
Financial liabilities
Balance, beginning of year	62,406
Changes in fair value measurement, liabilities [abstract]
Balance, end of year	66,006	62,406
Level 3
Financial assets
Balance, beginning of year	2,060	1,682
Changes in fair value measurement, assets [abstract]
Additions	353	553
Dispositions	(222)	(88)
Fair value (losses) gains, net and OCI	86	366
Other	0	(453)
Balance, end of year	2,277	2,060
Financial liabilities
Balance, beginning of year	859	863
Changes in fair value measurement, liabilities [abstract]
Additions	0	0
Dispositions	0	0
Fair value (losses) gains, net and OCI	(292)	2
Other	10	(6)
Balance, end of year	$ 577	$ 859